SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warranty provision [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 338	$ 324	$ 251
Additions	154	216	294
Deductions	(186)	(202)	(221)
Balance, ending	306	338	324
Provision for doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	302	331	125
Additions	361	112	206
Deductions	(40)	(141)
Balance, ending	$ 623	$ 302	$ 331